Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	₩ 243,543	₩ 153,240
Cash and Cash Equivalents
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	110,632	79,428
Short Term Financial Instruments
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	71,000	39,500
Accounts Receivables
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	59,761	32,253
Other Receivables
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	8	56
Other Current Financial Assets
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	818	233
Other Non-current Financial Assets
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	₩ 1,324	₩ 1,770